May 01, 2017

GUIDESTONE FUNDS

Growth Allocation Fund

International Equity Index Fund

Supplement dated June 2, 2017

to

Prospectus dated May 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         GROWTH ALLOCATION FUND: CHANGE TO EXPENSE EXAMPLE

Under the heading “Expense Example” for the Growth Allocation Fund, on page 43, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ 89	$ 115
3 Years	$ 280	$ 361
5 Years	$ 487	$ 627
10 Years	$1,083	$1,385

VI.         INTERNATIONAL EQUITY INDEX FUND: CHANGE TO AVERAGE ANNUAL TOTAL RETURNS TABLE

Under the heading “Performance” for the International Equity Index Fund, on page 108, the table entitled “Average Annual Total Returns as of 12/31/16” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/16

	One Year	Since Inception (6/1/2015)
Institutional Class before taxes	1.63%	(5.40)%
Institutional Class after taxes on distributions(1)	1.03%	(5.86)%
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	1.41%	(4.10)%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	1.00%	(4.97)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.